5. FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Investments Tables Abstract
FINANCIAL INVESTMENTS
		Consolidated
	Current		Non-Current
	12/31/2018	12/31/2017	12/31/2018
CDB - Certificate of bank deposit	882,376	716,218
Government securities (2)	13,337	19,494
Time Deposit (3)			7,772
	895,713	735,712	7,772